Revenue from Contracts with Customers - Summary of New Accounting Pronouncements and Changes in Accounting Principles (Detail) - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Gathering, transportation and processing	$ 0		$ 11,360	$ 18,602	$ 5,920	$ 273
Net loss	(288,916)	[1]	28,837	18,457	6,947	391
Under ASC 605
Operating expenses
Gathering, transportation and processing	30,396
Net loss	(288,916)
Oil sales
Revenues
Revenues	197,356		$ 45,702	$ 76,876	$ 30,565	$ 3,972
Oil sales | Under ASC 605
Revenues
Revenues	197,431
Natural gas sales
Revenues
Revenues	48,956
Natural gas sales | Under ASC 605
Revenues
Revenues	60,919
Natural gas liquid sales
Revenues
Revenues	65,377
Natural gas liquid sales | Under ASC 605
Revenues
Revenues	83,735
Accounting Standards Update 2014-09 | Increase/ (decrease)
Operating expenses
Gathering, transportation and processing	(30,396)
Net loss	0
Accounting Standards Update 2014-09 | Oil sales | Increase/ (decrease)
Revenues
Revenues	(75)
Accounting Standards Update 2014-09 | Natural gas sales | Increase/ (decrease)
Revenues
Revenues	(11,963)
Accounting Standards Update 2014-09 | Natural gas liquid sales | Increase/ (decrease)
Revenues
Revenues	$ (18,358)

[1]	Amounts are allocated to stockholders' equity and members' equity to reflect the Reorganization. See Note 10 - Equity for discussion of the Reorganization.